LONG-TERM INVESTMENTS - Equity securities without readily determinable fair value (Details) $ in Thousands	1 Months Ended									6 Months Ended			12 Months Ended				18 Months Ended
	Nov. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥) shares	Sep. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2014 CNY (¥) shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2018	Dec. 31, 2017 CNY (¥)
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 543,178,000								¥ 656,795,000			¥ 647,702,000		¥ 543,178,000	¥ 699,747,000	¥ 656,795,000
Impairment loss of investments										2,056,000	$ 318	¥ 0	282,076,000	$ 43,688	154,898,000	23,140,000
Share of profit in equity method investments										(7,629,000)	(1,182)	¥ (5,741,000)	¥ (21,317,000)	$ (3,302)	(29,455,000)	¥ (41,143,000)
Disposal gain										(114,211,000)	$ (17,689)				6,057,000
Abakus
Subsidiary or Equity Method Investee [Line Items]
Number of ordinary shares agreed to repurchase | shares				75,796
Cash consideration for ordinary shares agreed to repurchase				¥ 14,807,000
Nanjing Lefang
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 181,368,000													¥ 181,368,000
Purchase of equity interest (as a percent)						21.28%	21.28%
Purchase of investments, cash consideration						¥ 250,000,000
Equity interest (as a percent)		30.53%											30.53%		30.53%			30.53%	30.53%
Impairment loss of investments													¥ 181,368,000		¥ 99,868,000
Shanghai Xinzheng
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 129,786,000								¥ 129,786,000			¥ 129,786,000		¥ 129,786,000		¥ 129,786,000
Purchase of equity interest (as a percent)					15.00%
Purchase of investments, cash consideration					¥ 129,786,000
Equity interest (as a percent)		15.00%								15.00%			15.00%		15.00%		15.00%	15.00%	15.00%
Impairment loss of investments										¥ 0			¥ 0		¥ 0
Impairment existed		¥ 0								0			¥ 0		0		¥ 0
Abakus
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 98,709,000		8,750,000											¥ 98,709,000
Purchase of investments, cash consideration									¥ 6,500,000
Equity interest (as a percent)		18.97%											18.97%		18.97%			18.97%	18.97%		19.86%
Number of ordinary shares subscribed | shares									3,579,000
Equity interest (as a percent)																19.30%				19.30%	22.17%
Share of profit in equity method investments																¥ 2,261,000
Disposal gain				¥ 6,057,000
Ezhou Rural Commercial bank
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 40,000,000								40,000,000			¥ 40,000,000		¥ 40,000,000		40,000,000
BitPay, Inc.
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 27,847,000								¥ 24,783,000			¥ 26,100,000		¥ 27,847,000		¥ 24,783,000
Purchase of equity interest (as a percent)						1.11%	1.11%
Purchase of investments, cash consideration | $							$ 4,000
Equity interest (as a percent)		1.11%								1.11%			1.11%		1.11%		1.11%	1.11%	1.11%
Impairment loss of investments													¥ 0		¥ 0		¥ 0
Impairment existed		¥ 0								¥ 0			0		¥ 0	0	0
Hubei Consumption
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value										361,100,000			361,100,000				361,100,000
Purchase of investments, cash consideration		¥ 361,100,000											¥ 361,100,000
Equity interest (as a percent)		24.47%											0.00%		24.47%			0.00%	24.47%
Impairment loss of investments										0			¥ 0
Impairment existed										0			0				0
Goopal Group
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 18,936,000								17,562,000			¥ 17,748,000		¥ 18,936,000		17,562,000
Purchase of equity interest (as a percent)								1.94%					1.94%					1.94%
Purchase of investments, cash consideration | $			$ 2,720					$ 2,720
Equity interest (as a percent)		1.94%						1.94%					1.94%		1.94%			1.94%	1.94%
Impairment loss of investments										0			¥ 0		¥ 0
Impairment existed										0							0	$ 0	$ 0	$ 0
Zhuhai Yuanxin
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value	¥ 15,000,000									15,000,000			15,000,000				15,000,000
Purchase of investments, cash consideration	¥ 15,000,000
Equity interest (as a percent)	33.33%
Impairment loss of investments										0			0
Impairment existed										0			0				0
Ningbo Weilie
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value										20,000,000			20,000,000				20,000,000					¥ 20,000,000
Equity interest (as a percent)																						8.50%
Impairment loss of investments										0			0
Impairment existed										0			0				0
Others
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value										¥ 29,097,000			37,968,000				¥ 29,097,000
Impairment loss of investments													¥ 0		¥ 20,724,000	¥ 23,140,000